Discontinued Operations - Statement of Earnings of Discontinued Operation (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2013	Sep. 29, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
The Condensed Statement of Earnings
Net (loss) earnings from discontinued operations	$ (7,129)	$ 1,704	$ (1,082)	$ 580	$ (5,926)	$ 6,841
Electronics Manufacturing Solutions [Member]
The Condensed Statement of Earnings
Net sales					155,055	272,437
Cost of goods sold					142,589	262,571
Insurance recovery for business interruption						(20,256)
Selling, general and administrative expenses					11,617	17,315
Insurance recovery for property damage						(1,769)
Restructuring and impairment charge					1,444	2,949
Operating (loss) earnings					(595)	11,627
Other expense (income), net					(345)	871
(Loss) earnings before income taxes					(940)	12,498
Income tax (benefit) expense					(162)	5,657
(Loss) earnings from discontinued operations					(778)	6,841
Loss on sale of EMS operations (net of tax of $3,923)					(5,148)
Loss on sale of EMS operations, tax					3,923
Net (loss) earnings from discontinued operations					$ (5,926)	$ 6,841